Due From/(To) Related Parties - Schedule of List of Related Parties (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Tingjun Yang [Member]
Related Party Transaction [Line Items]
Relation with the Group	Chief Executive Officer and Director	Chief Executive Officer and Director
Hailiang Jia [Member]
Related Party Transaction [Line Items]
Relation with the Group	Chief Financial Officer
Shu Sang Joseph Law [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder	Shareholder
Jianping Niu [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder	Shareholder
Huabei Zhu [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder	Shareholder
Guangzhou Sanyi Network [Member]
Related Party Transaction [Line Items]
Relation with the Group	Former related party (ownership reduced from 40% to 0% in current period, no longer a related party post-disposal)	The Group holds 40% equity